DEBT - $800 Million Credit Facility Narrative (Details) - Senior Secured Credit Facility	1 Months Ended
	Apr. 30, 2016 USD ($) vessel	Apr. 30, 2021 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)
$800 million facility
Debt Instrument [Line Items]
Face amount of debt instrument	$ 800,000,000.0
Number of vessels as collateral | vessel	7
Debt instrument term (in years)	5 years
Term Loan
Debt Instrument [Line Items]
Face amount of debt instrument	$ 650,000,000.0
Line of Credit | $800 million facility
Debt Instrument [Line Items]
Face amount of debt instrument				$ 672,000,000.0
Final balloon payment	$ 378,000,000
Line of Credit | $800 million facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Margin on LIBOR	2.50%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 150,000,000.0
Amount of reduction to maximum borrowing capacity					$ 25,000,000.0
Drawdown of revolving credit facility				$ 125,000,000
Line of Credit | Scenario, Forecast | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 75,000,000.0
Amount of reduction to maximum borrowing capacity			$ 50,000,000.0